OTHER FINANCIAL ASSETS - Disclosure of other financial assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other current financial assets	$ 5,057	$ 9,013
Other non current financial assets	7,896	2,989
Marketable securities [Member]
Disclosure of financial assets [line items]
Other current financial assets	1,333	2,568
Copper put options [Member]
Disclosure of financial assets [line items]
Other current financial assets	3,724	6,184
Fuel call options [Member]
Disclosure of financial assets [line items]
Other current financial assets	0	261
Investment in private companies [Member]
Disclosure of financial assets [line items]
Other non current financial assets	1,200	1,200
Reclamation deposits [Member]
Disclosure of financial assets [line items]
Other non current financial assets	6,696	434
Restricted cash [Member]
Disclosure of financial assets [line items]
Other non current financial assets	$ 0	$ 1,355